STOCK OPTIONS AND WARRANTS (Details 2) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Exercisable number of options	47,885,000	47,850,000	39,635,000
Stock Options [Member]
Number of options	79,385,000	47,885,000
Weighted average remaining life in years	8 years 2 months 12 days	8 years 10 months 21 days
Exercisable number of options	47,885,000	39,635,000
0.01-0.025 [Member]
Number of options	33,035,000	33,035,000
Weighted average remaining life in years	8 years	9 years 5 months 16 days
Exercisable number of options	33,035,000	24,785,000
0.0251-0.05 [Member]
Number of options	3,500,000	3,500,000
Weighted average remaining life in years	2 years 1 month 6 days	8 years 6 months 21 days
Exercisable number of options	3,500,000	3,500,000
0.051 [Member]
Number of options	42,850,000	11,350,000
Weighted average remaining life in years	8 years 10 months 25 days	7 years 4 months 2 days
Exercisable number of options	11,350,000	11,350,000